Summary of accounting policies - Breakdown of office buildings, land , equipment and facilities (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018
Property, Plant and Equipment [Line Items]
Office buildings, land, equipment and facilities	¥ 349,365	¥ 338,984
Land [Member]
Property, Plant and Equipment [Line Items]
Office buildings, land, equipment and facilities	49,474	67,103
Office buildings [Member]
Property, Plant and Equipment [Line Items]
Office buildings, land, equipment and facilities	103,423	98,966
Equipment and facilities [Member]
Property, Plant and Equipment [Line Items]
Office buildings, land, equipment and facilities	75,206	45,164
Software [Member]
Property, Plant and Equipment [Line Items]
Office buildings, land, equipment and facilities	121,245	127,678
Construction in progress [Member]
Property, Plant and Equipment [Line Items]
Office buildings, land, equipment and facilities	¥ 17	¥ 73